9a. INCOME TAXES (Details - Provision for income taxes) (USD $)	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income taxes (benefit) at federal statutory rate of 34%	$ (4,541,000)		$ (1,663,000)
State income tax, net of federal benefit	(156,000)		(285,000)
Tax effect on non-deductible expenses and credits	4,297,000		215,000
Change in valuation allowance	400,000	[1]	1,733,000	[1]
Income Tax Expense (Benefit)	$ 0		$ 0

[1]	Pursuant to Internal Revenue Code Sections 382, use of our tax net operating loss carryforwards may be limited.